UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.6%
Automobiles & Components – 1.0%
36,200	Autoliv, Inc.	$ 2,502,868
304,000	Ford Motor Co.	3,997,600
164,000	Johnson Controls, Inc.	5,751,480

		12,251,948

Banks – 3.9%
237,800	BB&T Corp.	7,464,542
264,300	First Niagara Financial Group, Inc.	2,341,698
308,900	Hudson City Bancorp, Inc.	2,668,896
890,600	New York Community Bancorp, Inc.	12,780,110
294,800	U.S. Bancorp	10,002,564
828,500	Valley National Bancorp	8,483,840
93,700	Wells Fargo & Co.(a)	3,465,963

		47,207,613

Capital Goods – 7.7%
21,400	Armstrong World Industries, Inc.*	1,196,046
68,700	Caterpillar, Inc.	5,974,839
37,300	Deere & Co.	3,207,054
231,200	Emerson Electric Co.	12,917,144
50,800	Exelis, Inc.	553,212
7,700	GATX Corp.	400,169
1,379,150	General Electric Co.(a)(b)	31,885,948
6,000	Hubbell, Inc. Class B	582,660
69,000	Illinois Tool Works, Inc.	4,204,860
158,500	Lockheed Martin Corp.	15,298,420
92,000	The Boeing Co.	7,898,200
3,200	TransDigm Group, Inc.	489,344
87,300	United Technologies Corp.	8,156,439

		92,764,335

Commercial & Professional Services – 1.4%
16,000	Manpower, Inc.	907,520
804,000	Pitney Bowes, Inc.	11,947,440
326,600	R.R. Donnelley & Sons Co.	3,935,530

		16,790,490

Consumer Durables & Apparel – 0.7%
5,600	Michael Kors Holdings Ltd.*	318,024
33,600	NIKE, Inc. Class B	1,982,736
21,100	Polaris Industries, Inc.	1,951,539
5,200	PVH Corp.	555,412
8,100	Toll Brothers, Inc.*	277,344
20,600	VF Corp.	3,455,650

		8,540,705

Consumer Services – 3.5%
111,800	Carnival Corp.	3,834,740
9,500	Las Vegas Sands Corp.	535,325
158,700	McDonald’s Corp.	15,820,803
63,900	Starbucks Corp.	3,639,744
127,300	Starwood Hotels & Resorts Worldwide, Inc.	8,112,829
78,000	Wynn Resorts Ltd.	9,762,480

		41,705,921

Diversified Financials – 5.3%
89,300	Ameriprise Financial, Inc.	6,576,945
972,581	Bank of America Corp.(a)	11,846,036

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – (continued)
31,500	BlackRock, Inc.	$ 8,091,720
20,530	Citigroup, Inc.	908,247
107,700	CME Group, Inc.	6,611,703
215,001	Federated Investors, Inc. Class B	5,089,061
352,400	JPMorgan Chase & Co.(a)	16,724,904
58,700	T. Rowe Price Group, Inc.	4,394,869
116,700	The Bank of New York Mellon Corp.	3,266,433
16,800	Waddell & Reed Financial, Inc. Class A	735,504

		64,245,422

Energy – 11.3%
70,400	Chevron Corp.(a)(b)	8,364,928
268,300	ConocoPhillips	16,124,830
390,300	Exxon Mobil Corp.	35,169,933
207,500	Halliburton Co.	8,385,075
128,700	Kinder Morgan, Inc.	4,978,116
147,600	Murphy Oil Corp.	9,406,548
162,600	Occidental Petroleum Corp.	12,742,962
175,600	Schlumberger Ltd.	13,150,684
443,200	Spectra Energy Corp.	13,628,400
14,100	Teekay Corp.	507,036
367,200	The Williams Companies, Inc.	13,755,312

		136,213,824

Food & Staples Retailing – 2.1%
101,400	Costco Wholesale Corp.	10,759,554
181,500	CVS Caremark Corp.	9,980,685
62,900	Wal-Mart Stores, Inc.	4,706,807

		25,447,046

Food, Beverage & Tobacco – 5.7%
233,600	Altria Group, Inc.	8,033,504
18,900	Bunge Ltd.	1,395,387
27,500	Hillshire Brands Co.	966,625
179,400	Kellogg Co.	11,558,742
45,600	Kraft Foods Group, Inc.	2,349,768
234,800	Mondelez International, Inc. Class A	7,187,228
86,500	PepsiCo, Inc.	6,843,015
14,600	Philip Morris International, Inc.	1,353,566
311,100	Reynolds American, Inc.	13,840,839
368,100	The Coca-Cola Co.(a)	14,885,964

		68,414,638

Health Care Equipment & Services – 2.7%
213,500	Abbott Laboratories(a)	7,540,820
95,000	Baxter International, Inc.	6,900,800
13,400	Catamaran Corp.*	710,602
54,000	Express Scripts Holding Co.*	3,113,100
104,900	HCA Holdings, Inc.	4,262,087
78,900	Medtronic, Inc.	3,705,144
7,900	Omnicare, Inc.	321,688
6,500	Teleflex, Inc.	549,315
92,300	UnitedHealth Group, Inc.	5,280,483
5,400	Universal Health Services, Inc. Class B	344,898

		32,728,937

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household & Personal Products – 2.4%
255,100	Avon Products, Inc.	$ 5,288,223
29,800	Church & Dwight Co., Inc.	1,925,974
273,400	The Procter & Gamble Co.(a)	21,068,204

		28,282,401

Insurance – 3.9%
118,400	Aflac, Inc.	6,159,168
103,300	American International Group, Inc.*	4,010,106
161,400	Mercury General Corp.	6,121,902
161,100	MetLife, Inc.	6,125,022
915,000	Old Republic International Corp.	11,629,650
174,000	Prudential Financial, Inc.	10,264,260
59,200	StanCorp Financial Group, Inc.	2,531,392

		46,841,500

Materials – 4.2%
216,800	E.I. du Pont de Nemours & Co.	10,657,888
251,800	Freeport-McMoRan Copper & Gold, Inc.	8,334,580
80,800	International Paper Co.	3,763,664
21,100	Kronos Worldwide, Inc.	330,215
57,600	LyondellBasell Industries NV Class A	3,645,504
12,300	Packaging Corp. of America	551,901
5,200	Rockwood Holdings, Inc.	340,288
22,000	Royal Gold, Inc.	1,562,660
24,000	RPM International, Inc.	757,920
10,000	Sonoco Products Co.	349,900
255,957	Southern Copper Corp.	9,616,305
319,400	The Dow Chemical Co.	10,169,696

		50,080,521

Media – 2.5%
190,900	Comcast Corp. Class A	8,019,709
32,600	DISH Network Corp. Class A	1,235,540
340,200	The Walt Disney Co.	19,323,360
55,400	Thomson Reuters Corp.	1,799,392

		30,378,001

Pharmaceuticals, Biotechnology & Life Sciences – 9.2%
213,500	AbbVie, Inc.(a)	8,706,530
49,500	Agilent Technologies, Inc.	2,077,515
62,300	Amgen, Inc.	6,386,373
241,101	Bristol-Myers Squibb Co.	9,930,933
262,400	Eli Lilly & Co.	14,901,696
154,200	Gilead Sciences, Inc.*	7,545,006
277,600	Johnson & Johnson	22,632,728
538,250	Merck & Co., Inc.	23,806,797
464,200	Pfizer, Inc.	13,396,812
3,700	Regeneron Pharmaceuticals, Inc.*	652,680

		110,037,070

Real Estate Investment Trust – 1.9%
18,700	DDR Corp.	325,754
4,400	Digital Realty Trust, Inc.	294,404
77,700	Duke Realty Corp.	1,319,346
16,600	Extra Space Storage, Inc.	651,882
212,001	Host Hotels & Resorts, Inc.	3,707,898
71,200	Simon Property Group, Inc.	11,289,472

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trust – (continued)
7,100	SL Green Realty Corp.	$ 611,381
8,200	Weingarten Realty Investors	258,710
152,800	Weyerhaeuser Co.	4,794,864

		23,253,711

Retailing – 3.1%
32,200	Amazon.com, Inc.*(a)	8,580,978
41,100	Foot Locker, Inc.	1,407,264
16,800	Guess?, Inc.	417,144
47,601	Lowe’s Companies, Inc.	1,805,056
138,500	Macy’s, Inc.	5,794,840
5,600	Priceline.com, Inc.*	3,852,408
27,300	Target Corp.	1,868,685
55,700	The Gap, Inc.	1,971,780
158,300	The Home Depot, Inc.	11,046,174

		36,744,329

Semiconductors & Semiconductor Equipment – 3.4%
166,700	Analog Devices, Inc.	7,749,883
484,200	Applied Materials, Inc.	6,527,016
64,000	Cypress Semiconductor Corp.*	705,920
785,400	Intel Corp.	17,160,990
111,500	Maxim Integrated Products, Inc.	3,640,475
134,700	Microchip Technology, Inc.	4,951,572

		40,735,856

Software & Services – 8.0%
80,800	Accenture PLC Class A	6,138,376
149,800	Automatic Data Processing, Inc.	9,739,996
154,300	CA, Inc.	3,883,731
84,100	eBay, Inc.*	4,559,902
23,600	Google, Inc. Class A*	18,739,108
35,600	International Business Machines Corp.	7,593,480
26,100	Lender Processing Services, Inc.	664,506
7,500	Mastercard, Inc. Class A	4,058,475
1,095,150	Microsoft Corp.(a)	31,332,242
10,100	NetSuite, Inc.*	808,606
11,600	Rackspace Hosting, Inc.*	585,568
11,400	SolarWinds, Inc.*	673,740
49,900	TIBCO Software, Inc.*	1,008,978
30,200	Visa, Inc. Class A	5,129,168
11,500	VMware, Inc. Class A*	907,120

		95,822,996

Technology Hardware & Equipment – 6.3%
20,000	Acme Packet, Inc.*	584,400
93,500	Apple, Inc.(a)	41,385,905
103,100	Cisco Systems, Inc.	2,155,821
71,700	Diebold, Inc.	2,173,944
409,200	Hewlett-Packard Co.	9,755,328
39,300	Lexmark International, Inc. Class A	1,037,520
193,500	Molex, Inc. Class A	4,667,220
214,000	QUALCOMM, Inc.	14,327,300
14,500	Riverbed Technology, Inc.*	216,195

		76,303,633

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – 3.7%
443,428	AT&T, Inc.(a)	$ 16,269,373
326,900	CenturyLink, Inc.	11,483,997
1,153,801	Frontier Communications Corp.	4,592,128
102,700	Verizon Communications, Inc.	5,047,705
891,500	Windstream Corp.	7,087,425

		44,480,628

Transportation – 1.1%
10,500	Con-way, Inc.	369,705
12,700	Copa Holdings SA Class A	1,519,047
167,800	CSX Corp.	4,132,914
5,300	J.B. Hunt Transport Services, Inc.	394,744
5,500	Kansas City Southern	609,950
43,900	Union Pacific Corp.	6,251,799

		13,278,159

Utilities – 4.6%
200,100	Ameren Corp.	7,007,502
153,100	Duke Energy Corp.	11,113,529
44,100	Entergy Corp.	2,788,884
198,900	Exelon Corp.	6,858,072
190,200	FirstEnergy Corp.	8,026,440
15,900	National Fuel Gas Co.	975,465
212,300	PPL Corp.	6,647,113
234,700	Public Service Enterprise Group, Inc.	8,059,598
79,500	The Southern Co.	3,730,140
10,300	Westar Energy, Inc.	341,754

		55,548,497

TOTAL INVESTMENTS – 99.6%		$1,198,098,181

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		5,218,371

NET ASSETS – 100.0%		$1,203,316,552

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2013, the Fund had the following futures contracts:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-mini Index	37	June 2013	$2,890,995	$30,830

WRITTEN OPTIONS CONTRACTS — At March 31, 2013, the Fund had the following written options:

	Exercise	Number of	Expiration
Call Options	Rate	Contracts	Month	Value

S&P 500 Index	$1,575	3,285	June 2013	$(10,150,650)
(Premiums Received $9,281,130)

For the period ended March 31, 2013, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2012	3,101	$8,772,729

Contracts written	3,285	9,281,130
Contracts bought to close	(3,101)	(8,772,729)

Contracts Outstanding March 31, 2013	3,285	$9,281,130

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,136,921,488

Gross unrealized gain	108,362,960
Gross unrealized loss	(47,186,267)

Net unrealized security gain	$61,176,693

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Australia – 9.7%
61,876	Alumina Ltd. (Materials)*	$ 71,842
64,163	Bendigo and Adelaide Bank Ltd. (Banks)	688,605
107,714	BHP Billiton Ltd. (Materials)	3,682,218
838,205	Dexus Property Group (REIT)	910,858
273,837	Iluka Resources Ltd. (Materials)	2,691,444
1,131,767	Metcash Ltd. (Food & Staples Retailing)	4,891,067
341,081	National Australia Bank Ltd. (Banks)	11,005,370
92,559	Origin Energy Ltd. (Energy)	1,288,191
88,403	Sonic Healthcare Ltd. (Health Care Equipment & Services)	1,286,337
523,172	SP AusNet (Utilities)	652,853
551,122	Tabcorp Holdings Ltd. (Consumer Services)	1,858,512
850,394	Tatts Group Ltd. (Consumer Services)	2,812,279
87,498	Telstra Corp. Ltd. (Telecommunication Services)	411,425
229,312	Toll Holdings Ltd. (Transportation)	1,420,978
152,702	Westpac Banking Corp. (Banks)	4,914,199

		38,586,178

Austria – 0.2%
22,813	Voestalpine AG (Materials)	702,045

Belgium – 1.1%
24,730	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)(a)	2,458,593
49,812	Belgacom SA (Telecommunication Services)	1,240,067
7,851	Delhaize Group SA (Food & Staples Retailing)	428,582
5,679	Umicore SA (Materials)	267,116

		4,394,358

Bermuda – 0.7%
78,427	Seadrill Ltd. (Energy)	2,858,145

China – 0.3%
1,635,000	Yangzijiang Shipbuilding Holdings Ltd. Class H (Capital Goods)	1,285,097

Denmark – 1.1%
11,580	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,866,489
287,571	TDC A/S (Telecommunication Services)	2,213,404
3,789	Tryg A/S (Insurance)	306,480

		4,386,373

Finland – 0.8%
23,149	Metso Oyj (Capital Goods)*	989,107
632,069	Nokia Oyj (Technology Hardware & Equipment)	2,056,072
5,114	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)	134,566

		3,179,745

Shares	Description	Value
Common Stocks – (continued)
France – 8.7%
66,472	Bouygues SA (Capital Goods)	$ 1,805,303
27,879	Cap Gemini SA (Software & Services)	1,270,434
36,048	Compagnie de Saint-Gobain SA (Capital Goods)	1,338,589
6,933	Compagnie Generale d’Optique Essilor International SA (Health Care Equipment & Services)	771,478
32,428	Danone SA (Food, Beverage & Tobacco)	2,257,922
217,745	France Telecom SA (Telecommunication Services)(a)	2,206,374
60,680	GDF Suez (Utilities)	1,165,719
12,137	Imerys SA (Materials)	790,847
9,123	Klepierre (REIT)	358,753
13,574	Lagardere SCA (Media)	500,306
880	L’Oreal SA (Household & Personal Products)	139,615
4,499	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	772,973
37,631	Peugeot SA (Automobiles & Components)*	272,925
41,248	Rexel SA (Capital Goods)	900,659
57,543	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	5,868,543
23,946	Schneider Electric SA (Capital Goods)	1,751,123
12,440	Societe Generale SA (Banks)*	409,562
185,622	Total SA (Energy)(a)	8,890,161
3,280	Unibail-Rodamco SE (REIT)	763,952
113,132	Vivendi SA (Telecommunication Services)(a)	2,340,479

		34,575,717

Germany – 7.7%
10,247	Axel Springer AG (Media)	445,188
15,070	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,557,423
129,792	Daimler AG (Registered) (Automobiles & Components)(a)	7,078,506
16,677	Deutsche Boerse AG (Diversified Financials)	1,011,676
79,938	Deutsche Post AG (Registered) (Transportation)	1,844,791
207,230	Deutsche Telekom AG (Registered) (Telecommunication Services)	2,193,799
86,179	E.ON SE (Utilities)	1,507,938
18,868	Hugo Boss AG (Consumer Durables & Apparel)	2,118,827
64,082	K+S AG (Registered) (Materials)	2,987,506
27,927	Metro AG (Food & Staples Retailing)	794,931
122,773	RWE AG (Utilities)	4,583,218
5,872	SAP AG (Software & Services)	472,268
33,145	Siemens AG (Registered) (Capital Goods)	3,572,986

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
8,629	Suedzucker AG (Food, Beverage & Tobacco)	$ 364,715

		30,533,772

Hong Kong – 3.2%
358,800	AIA Group Ltd. (Insurance)	1,577,546
42,690	Bank of East Asia Ltd. (Banks)	168,892
119,000	Cathay Pacific Airways Ltd. (Transportation)	204,083
89,000	Cheung Kong Holdings Ltd. (Real Estate)	1,318,469
15,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	103,079
124,500	CLP Holdings Ltd. (Utilities)	1,091,413
112,000	Hang Lung Properties Ltd. (Real Estate)	419,312
62,500	Hang Seng Bank Ltd. (Banks)	1,004,211
99,000	HKT Trust/HKT Ltd. (Telecommunication Services)	99,193
121,000	Hong Kong & China Gas Co. Ltd. (Utilities)	353,514
54,400	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	929,577
24,500	Hopewell Holdings Ltd. (Capital Goods)	99,456
109,000	Hutchison Whampoa Ltd. (Capital Goods)	1,139,614
27,000	Hysan Development Co. Ltd. (Real Estate)	136,687
37,000	Kerry Properties Ltd. (Real Estate)	164,701
252,000	Li & Fung Ltd. (Retailing)	348,360
132,000	New World Development Co. Ltd. (Real Estate)	224,341
506,000	Noble Group Ltd. (Capital Goods)	498,537
55,514	NWS Holdings Ltd. (Capital Goods)	98,955
23,500	Orient Overseas International Ltd. (Transportation)	159,166
155,261	Sino Land Co. Ltd. (Real Estate)	264,249
80,000	SJM Holdings Ltd. (Consumer Services)	200,265
92,316	Sun Hung Kai Properties Ltd. (Real Estate)	1,245,757
31,500	Swire Pacific Ltd. Class A (Real Estate)	402,403
47,000	Wheelock & Co. Ltd. (Real Estate)	250,950
59,600	Wynn Macau Ltd. (Consumer Services)*	158,799

		12,661,529

Ireland – 0.4%
65,801	CRH PLC (Materials)	1,452,988

Israel – 0.6%
178,535	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	247,788
46,143	Israel Chemicals Ltd. (Materials)	597,927

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
1,851	Mellanox Technologies Ltd. (Semiconductors & Semiconductor Equipment)*	$ 102,431
33,102	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,313,487

		2,261,633

Italy – 1.9%
223,832	Atlantia SpA (Transportation)	3,545,116
139,829	Enel SpA (Utilities)	458,490
7,062	Eni SpA (Energy)	158,107
79,711	Fiat SpA (Automobiles & Components)*	425,803
517,201	Finmeccanica SpA (Capital Goods)*(a)	2,494,981
538,083	Telecom Italia SpA (Telecommunication Services)	331,745

		7,414,242

Japan – 20.8%
6,600	AEON Financial Service Co. Ltd. (Diversified Financials)	187,220
3,500	Alfresa Holdings Corp. (Health Care Equipment & Services)	190,576
105,000	Amada Co. Ltd. (Capital Goods)	698,393
409,000	Aozora Bank Ltd. (Banks)	1,156,738
194,000	Asahi Glass Co. Ltd. (Capital Goods)	1,351,280
7,800	Benesse Holdings, Inc. (Consumer Services)	331,959
69,800	Canon, Inc. (Technology Hardware & Equipment)	2,565,149
101,300	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	792,278
21,300	Chubu Electric Power Co., Inc. (Utilities)	259,416
6,600	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	114,969
90,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	859,907
42,000	Daihatsu Motor Co. Ltd. (Automobiles & Components)	873,981
99,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,924,484
2,800	Daito Trust Construction Co. Ltd. (Real Estate)	240,282
30,000	Daiwa House Industry Co. Ltd. (Real Estate)	586,756
18,000	Denki Kagaku Kogyo KK (Materials)	65,075
12,800	Denso Corp. (Automobiles & Components)	543,852
3,700	East Japan Railway Co. (Transportation)	304,572
36,200	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,621,867
2,800	FANUC Corp. (Capital Goods)	431,118
48,000	Fujitsu Ltd. (Technology Hardware & Equipment)	200,522

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
70,000	Furukawa Electric Co. Ltd. (Capital Goods)	$ 155,138
22,100	Hoya Corp. (Technology Hardware & Equipment)	416,778
106,800	ITOCHU Corp. (Capital Goods)	1,312,288
22,800	Japan Airlines Co. Ltd. (Transportation)	1,063,553
134,000	Kaneka Corp. (Materials)	775,106
36,000	Kawasaki Heavy Industries Ltd. (Capital Goods)	114,087
57,800	Komatsu Ltd. (Capital Goods)	1,382,418
20,500	Kuraray Co. Ltd. (Materials)	289,077
43,400	Kyushu Electric Power Co., Inc. (Utilities)*	442,497
14,600	Lawson, Inc. (Food & Staples Retailing)	1,121,013
20,000	Marubeni Corp. (Capital Goods)	153,122
7,000	Maruichi Steel Tube Ltd. (Materials)	163,335
2,600	Miraca Holdings, Inc. (Health Care Equipment & Services)	124,952
71,500	Mitsubishi Chemical Holdings Corp. (Materials)	340,805
28,400	Mitsubishi Corp. (Capital Goods)	534,882
14,000	Mitsubishi Estate Co. Ltd. (Real Estate)	396,584
459,100	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,769,859
128,300	Mitsui & Co. Ltd. (Capital Goods)	1,808,784
39,000	Mitsui Chemicals, Inc. (Materials)	85,105
10,000	Mitsui Fudosan Co. Ltd. (Real Estate)	285,573
213,700	Mizuho Financial Group, Inc. (Banks)	458,558
23,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	516,744
39,000	NEC Corp. (Technology Hardware & Equipment)	104,125
104	Nippon Building Fund, Inc. (REIT)	1,457,269
14,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	69,904
742,000	Nippon Express Co. Ltd. (Transportation)	3,557,725
12,200	Nippon Paper Group, Inc. (Materials)	186,114
367,500	Nippon Steel Corp. (Materials)	936,055
19,600	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	855,728
368,000	Nippon Yusen Kabushiki Kaisha (Transportation)	948,485
355,400	Nissan Motor Co. Ltd. (Automobiles & Components)	3,447,533
9,000	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	118,908
13,600	Nissin Foods Holdings Co. Ltd. (Food, Beverage & Tobacco)	624,355

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
31,000	NKSJ Holdings, Inc. (Insurance)	$ 653,020
175,600	Nomura Holdings, Inc. (Diversified Financials)	1,091,835
107	Nomura Real Estate Office Fund, Inc. (REIT)	788,633
21,200	Nomura Research Institute Ltd. (Software & Services)	547,493
1,772	NTT DoCoMo, Inc. (Telecommunication Services)	2,634,198
57,000	Oji Holdings Corp. (Materials)	214,334
24,200	Oracle Corp. Japan (Software & Services)	1,091,792
209,800	Resona Holdings, Inc. (Banks)	1,107,765
552,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	6,026,441
9,300	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	322,457
45,200	Sankyo Co. Ltd. (Consumer Durables & Apparel)	2,116,314
26,400	SBI Holdings, Inc. (Diversified Financials)	234,444
136,500	Shiseido Co. Ltd. (Household & Personal Products)	1,913,654
22,900	Sony Corp. (Consumer Durables & Apparel)	398,480
49,600	Stanley Electric Co. Ltd. (Automobiles & Components)	860,505
645,000	Sumitomo Chemical Co. Ltd. (Materials)	2,030,575
85,800	Sumitomo Corp. (Capital Goods)	1,085,212
36,600	Sumitomo Electric Industries Ltd. (Capital Goods)	450,329
21,000	Sumitomo Metal Mining Co. Ltd. (Materials)	298,528
71,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,925,073
185,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	880,938
5,000	T&D Holdings, Inc. (Insurance)	59,885
4,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	262,957
416	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	558,239
99,500	The Kansai Electric Power Co., Inc. (Utilities)*	943,539
55,300	Tohoku Electric Power Co., Inc. (Utilities)*	441,080
43,200	Tokio Marine Holdings, Inc. (Insurance)	1,249,792
177,000	TonenGeneral Sekiyu KK (Energy)	1,755,158
51,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	368,185
21,000	Toshiba Corp. (Technology Hardware & Equipment)	107,089
84,500	Toyota Motor Corp. (Automobiles & Components)	4,357,308
8,520	USS Co. Ltd. (Retailing)	979,858

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
31,600	West Japan Railway Co. (Transportation)	$ 1,520,288

		82,592,251

Luxembourg – 0.2%
78,939	ArcelorMittal (Materials)	1,025,530

Netherlands – 4.0%
46,734	Delta Lloyd NV (Insurance)	804,969
35,781	Koninklijke DSM NV (Materials)	2,085,062
21,613	Koninklijke KPN NV (Telecommunication Services)	72,797
108,003	Royal Dutch Shell PLC Class A (Energy)	3,497,922
69,498	Royal Dutch Shell PLC Class B (Energy)	2,311,161
172,387	Unilever NV CVA (Food, Beverage & Tobacco)	7,063,307

		15,835,218

New Zealand – 0.2%
362,527	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	711,519

Norway – 0.3%
64,369	Orkla ASA (Food, Beverage & Tobacco)	517,427
14,049	Yara International ASA (Materials)	641,320

		1,158,747

Portugal – 0.1%
68,767	EDP - Energias de Portugal SA (Utilities)	211,917
24,156	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	119,747

		331,664

Singapore – 0.7%
1,086,000	CapitaCommercial Trust (REIT)	1,390,913
32,001	City Developments Ltd. (Real Estate)	293,436
20,000	Fraser and Neave Ltd. (Capital Goods)	152,215
402,000	Genting Singapore PLC (Consumer Services)	486,363
40,000	Global Logistic Properties Ltd. (Real Estate)	84,947
235,001	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	109,979
16,000	Singapore Airlines Ltd. (Transportation)	140,547
117,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	327,110

		2,985,510

Spain – 2.6%
10,081	ACS Actividades de Construccion y Servicios SA (Capital Goods)	236,198

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
239,376	Banco Bilbao Vizcaya Argentaria SA (Banks)(a)	$ 2,090,189
1,215,250	Banco Santander SA (Banks)(a)	8,232,870

		10,559,257

Sweden – 3.4%
50,617	Boliden AB (Materials)	817,656
4,221	Electrolux AB Series B (Consumer Durables & Apparel)	107,596
3,941	Getinge AB Class B (Health Care Equipment & Services)	120,336
37,352	Hennes & Mauritz AB Class B (Retailing)	1,337,729
69,153	Husqvarna AB Class B (Consumer Durables & Apparel)*	409,085
5,959	Kinnevik Investment AB Class B (Diversified Financials)	144,659
348,031	Ratos AB Class B (Diversified Financials)	3,683,026
27,556	Sandvik AB (Capital Goods)	425,072
226,362	Securitas AB Class B (Commercial & Professional Services)	2,133,204
17,964	SKF AB Class B (Capital Goods)	438,952
7,084	Svenska Cellulosa AB Class B (Household & Personal Products)*	182,894
10,841	Svenska Handelsbanken AB Class A (Banks)	463,682
135,477	Swedbank AB Class A (Banks)	3,086,762
3,435	Swedish Match AB (Food, Beverage & Tobacco)	106,630
21,273	Volvo AB Class B (Capital Goods)	310,582

		13,767,865

Switzerland – 9.6%
11,442	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	622,167
126,949	Credit Suisse Group AG (Registered) (Diversified Financials)*	3,338,850
1,330	EMS-Chemie Holding AG (Registered) (Materials)	400,487
626	Givaudan SA (Registered) (Materials)*	769,566
44,568	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	2,897,660
145,159	Nestle SA (Registered) (Food, Beverage & Tobacco)(a)	10,505,827
38,797	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,765,138

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
30,112	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	$ 7,019,805
173,407	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	1,339,659
30,632	Zurich Insurance Group AG (Insurance)*	8,550,913

		38,210,072

United Kingdom – 20.3%
26,347	Anglo American PLC (Materials)	680,364
12,877	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	181,440
160,794	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	8,065,545
605,543	Aviva PLC (Insurance)	2,744,892
956,572	BAE Systems PLC (Capital Goods)	5,743,410
58,235	Barclays PLC (Banks)(a)	259,103
21,416	BHP Billiton PLC (Materials)	623,671
246,066	BP PLC ADR (Energy)(a)(b)	10,420,895
53,325	British Sky Broadcasting Group PLC (Media)	716,735
6,737	Burberry Group PLC (Consumer Durables & Apparel)	136,390
113,231	Eurasian Natural Resources Corp. PLC (Materials)	425,410
203,942	G4S PLC (Commercial & Professional Services)	906,235
143,039	GKN PLC (Automobiles & Components)	576,425
10,462	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	490,772
92,683	Hammerson PLC (REIT)	694,723
927,151	HSBC Holdings PLC (Banks)(a)	9,892,313
461,621	ICAP PLC (Diversified Financials)	2,042,813
45,824	IMI PLC (Capital Goods)	904,594
134,839	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	4,716,033
314,487	J Sainsbury PLC (Food & Staples Retailing)	1,811,429
253,630	Marks & Spencer Group PLC (Retailing)	1,504,066
291,058	National Grid PLC (Utilities)	3,382,025
33,103	Pearson PLC (Media)	595,628
321,811	Resolution Ltd. (Insurance)	1,336,867
142,960	Rexam PLC (Materials)	1,147,964
126,892	Rio Tinto PLC (Materials)(a)	5,976,676
304,988	RSA Insurance Group PLC (Insurance)	540,787
58,875	Segro PLC (REIT)	228,053
54,911	Standard Chartered PLC (Banks)	1,425,825
659,835	Tesco PLC (Food & Staples Retailing)	3,835,709

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
32,113	Vedanta Resources PLC (Materials)	$ 492,720
239,230	Vodafone Group PLC ADR (Telecommunication Services)(a)(b)	6,796,524
330,391	WM Morrison Supermarkets PLC (Food & Staples Retailing)	1,388,734

		80,684,770

TOTAL COMMON STOCKS		$392,154,225

Preferred Stocks – 0.8%
Germany – 0.8%
39,079	Bayerische Motoren Werke AG Preference Shares (Automobiles & Components)	2,501,691
3,012	ProSiebenSat.1 Media AG Preference Shares (Media)	107,813
14,294	RWE AG Preference Shares (Utilities)	513,514

TOTAL PREFERRED STOCKS		$ 3,123,018

TOTAL INVESTMENTS – 99.4%		$395,277,243

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		2,328,875

NET ASSETS – 100.0%		$397,606,118

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	32	June 2013	$1,047,630	$(40,312)
FTSE 100 Index	5	June 2013	482,501	(1,445)
TSE TOPIX Index	4	June 2013	442,131	18,380

TOTAL				$(23,377)

WRITTEN OPTIONS CONTRACTS — At March 31, 2013, the Fund had the following written options:

Call Options	Exercise Rate	Number of Contracts	Expiration Month	Value

EURO STOXX 50 Index	EUR 2,775	2,578	June 2013	$(508,910)
FTSE 100 Index	GBP 6,600	526	June 2013	(347,665)
Nikkei-225 Stock Average	JPY 12,500	213	June 2013	(1,131,354)

Total (Premiums Received $2,737,541)		3,317		$(1,987,929)

For the period ended March 31, 2013, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2012	2,755	$3,138,291

Contracts written	3,317	2,737,541
Contracts bought to close	(2,755)	(3,138,291)

Contracts Outstanding March 31, 2013	3,317	$2,737,541

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$411,369,585

Gross unrealized gain	23,077,988
Gross unrealized loss	(39,170,330)

Net unrealized security loss	$(16,092,342)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Automobiles & Components – 0.1%
16,019	General Motors Co.*	$ 445,649

Banks – 3.4%
32,755	Capitol Federal Financial, Inc.	395,353
2,190	M&T Bank Corp.	225,920
63,147	Ocwen Financial Corp.*	2,394,534
64,124	PNC Financial Services Group, Inc.	4,264,246
15,761	U.S. Bancorp	534,771
5,424	Walker & Dunlop, Inc.*	97,469
116,732	Wells Fargo & Co.	4,317,917

		12,230,210

Capital Goods – 5.8%
12,788	AGCO Corp.	666,511
8,547	Alliant Techsystems, Inc.	619,059
2,137	Armstrong World Industries, Inc.*	119,437
4,733	Brady Corp. Class A	158,697
12,445	DigitalGlobe, Inc.*	359,785
105,942	General Electric Co.	2,449,379
9,481	Honeywell International, Inc.	714,393
3,718	Hyster-Yale Materials Handling, Inc.	212,261
39,820	Illinois Tool Works, Inc.	2,426,591
29,272	Lockheed Martin Corp.	2,825,333
1,759	Raytheon Co.	103,412
10,279	SeaCube Container Leasing Ltd.	236,006
25,430	TAL International Group, Inc.	1,152,233
23,061	Taser International, Inc.*	183,335
40,784	The Boeing Co.	3,501,306
6,527	Trex Co., Inc.*	320,998
18,029	United Technologies Corp.	1,684,449
16,630	WABCO Holdings, Inc.*	1,173,912
23,184	Watsco, Inc.	1,951,629

		20,858,726

Commercial & Professional Services – 0.7%
2,261	Barrett Business Services, Inc.	119,064
13,004	Intersections, Inc.	122,368
11,738	Kforce, Inc.	192,151
12,118	Manpower, Inc.	687,333
4,644	Quad/Graphics, Inc.	111,177
73,318	Steelcase, Inc. Class A	1,079,974
5,109	The ADT Corp.	250,035

		2,562,102

Consumer Durables & Apparel – 1.1%
3,573	Arctic Cat, Inc.*	156,140
24,689	Blyth, Inc.(a)	428,601
8,345	Columbia Sportswear Co.(a)	483,009
3,664	Harman International Industries, Inc.	163,524
30,846	Hasbro, Inc.(a)	1,355,373
66,487	Hovnanian Enterprises, Inc. Class A*(a)	383,630
7,217	NACCO Industries, Inc. Class A	385,099
21,899	PulteGroup, Inc.*	443,236
14,220	Smith & Wesson Holding Corp.*(a)	127,980

		3,926,592

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – 4.8%
8,392	Ameristar Casinos, Inc.	$ 220,122
9,538	Bally Technologies, Inc.*	495,690
38,746	Boyd Gaming Corp.*(a)	320,429
124,959	Marriott International, Inc. Class A	5,277,019
6,393	Multimedia Games Holding Co., Inc.*	133,422
12,296	Papa John’s International, Inc.*	760,139
17,760	Starbucks Corp.	1,011,610
28,490	Wyndham Worldwide Corp.	1,837,035
40,011	Wynn Resorts Ltd.	5,007,777
27,462	Yum! Brands, Inc.	1,975,616

		17,038,859

Diversified Financials – 7.5%
12,435	Ameriprise Financial, Inc.	915,838
196,006	Apollo Investment Corp.	1,638,610
28,423	BGC Partners, Inc. Class A	118,240
14,027	Cash America International, Inc.	735,997
14,465	CBOE Holdings, Inc.	534,337
68,745	Citigroup, Inc.	3,041,279
39,408	Cohen & Steers, Inc.(a)	1,421,446
29,252	FXCM, Inc. Class A	400,167
82,178	Greenhill & Co., Inc.	4,386,662
5,706	Interactive Brokers Group, Inc. Class A	85,076
8,745	Investment Technology Group, Inc.*	96,545
153,495	JPMorgan Chase & Co.	7,284,873
13,021	Leucadia National Corp.	357,166
13,256	Morgan Stanley	291,367
88,478	PHH Corp.*	1,942,977
2	Stifel Financial Corp.*	69
179,789	TD Ameritrade Holding Corp.	3,707,249
8,807	WisdomTree Investments, Inc.*	91,593

		27,049,491

Energy – 12.2%
25,146	Alon USA Energy, Inc.	479,031
47,903	Chevron Corp.	5,691,835
83,733	ConocoPhillips	5,032,353
11,910	CVR Energy, Inc.	614,794
3,053	Delek US Holdings, Inc.	120,471
6,150	Exterran Holdings, Inc.*	166,050
165,175	Exxon Mobil Corp.	14,883,919
40,501	Green Plains Renewable Energy, Inc.*	463,331
48,772	Hess Corp.	3,492,563
44,395	HollyFrontier Corp.	2,284,123
44,514	Marathon Petroleum Corp.	3,988,454
2,426	Occidental Petroleum Corp.	190,126
15,538	Phillips 66	1,087,194
43,730	Valero Energy Corp.	1,989,278
93,102	Western Refining, Inc.	3,296,742

		43,780,264

Food & Staples Retailing – 1.2%
48,060	CVS Caremark Corp.	2,642,819
14,422	The Pantry, Inc.*	179,842
18,337	Wal-Mart Stores, Inc.	1,372,158

		4,194,819

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – 4.6%
67,825	Archer-Daniels-Midland Co.	$ 2,287,737
42,915	Bunge Ltd.	3,168,414
19,613	Fresh Del Monte Produce, Inc.	529,159
19,866	Lancaster Colony Corp.	1,529,682
9,880	Philip Morris International, Inc.	915,975
344,009	Pilgrim’s Pride Corp.*	3,161,443
47,740	Sanderson Farms, Inc.	2,607,559
18,505	The Hershey Co.	1,619,742
4,145	Tyson Foods, Inc. Class A	102,879
12,346	Universal Corp.(a)	691,870

		16,614,460

Health Care Equipment & Services – 2.5%
57,385	Abbott Laboratories	2,026,838
13,228	Baxter International, Inc.	960,882
12,250	Becton, Dickinson and Co.	1,171,223
179,530	Boston Scientific Corp.*	1,402,129
4,556	Cyberonics, Inc.*	213,266
12,323	Cynosure, Inc. Class A*	322,493
11,219	Humana, Inc.	775,345
29,477	Medtronic, Inc.	1,384,240
100,323	Skilled Healthcare Group, Inc. Class A*	659,122

		8,915,538

Household & Personal Products – 0.8%
20,503	Kimberly-Clark Corp.	2,008,884
12,514	The Female Health Co.	90,601
8,185	The Procter & Gamble Co.	630,736

		2,730,221

Insurance – 3.4%
58,457	Berkshire Hathaway, Inc. Class B*	6,091,220
17,026	Marsh & McLennan Companies, Inc.	646,477
12,012	MetLife, Inc.	456,696
78,826	Prudential Financial, Inc.	4,649,946
10,305	Unum Group	291,116

		12,135,455

Materials – 2.5%
7,658	A. Schulman, Inc.	241,687
2,551	AEP Industries, Inc.*	183,187
3,356	Bemis Co., Inc.	135,448
6,019	Freeport-McMoRan Copper & Gold, Inc.	199,229
6,191	Kronos Worldwide, Inc.(a)	96,889
88,924	LyondellBasell Industries NV Class A	5,628,000
7,310	Metals USA Holdings Corp.	150,952
36,414	OMNOVA Solutions, Inc.*	279,295
3,501	PPG Industries, Inc.	468,924
72,926	Resolute Forest Products*(a)	1,179,943
3,008	Royal Gold, Inc.	213,658

		8,777,212

Media – 2.6%
16,399	Cinemark Holdings, Inc.	482,786
74,301	DIRECTV*	4,206,180
14,898	Regal Entertainment Group Class A(a)	248,350

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
10,026	Shutterstock, Inc.*	$ 450,969
62,130	Viacom, Inc. Class B	3,825,344

		9,213,629

Pharmaceuticals, Biotechnology & Life Sciences – 12.8%
77,032	AbbVie, Inc.	3,141,365
15,418	Alexion Pharmaceuticals, Inc.*	1,420,614
19,843	Amgen, Inc.	2,034,106
16,914	Biogen Idec, Inc.*	3,262,880
48,696	Cambrex Corp.*	622,822
6,815	Celgene Corp.*	789,927
8,785	Forest Laboratories, Inc.*	334,181
8,509	Genomic Health, Inc.*	240,635
127,989	Johnson & Johnson	10,434,943
20,007	Life Technologies Corp.*	1,293,052
126,887	Merck & Co., Inc.	5,612,212
30,681	Momenta Pharmaceuticals, Inc.*	409,285
456,668	PDL BioPharma, Inc.(a)	3,338,243
279,552	Pfizer, Inc.	8,067,871
16,654	Pharmacyclics, Inc.*	1,339,148
14,856	Questcor Pharmaceuticals, Inc.(a)	483,414
6,353	Santarus, Inc.*	110,097
31,212	Vertex Pharmaceuticals, Inc.*	1,716,036
98,272	Warner Chilcott PLC Class A	1,331,586

		45,982,417

Real Estate – 5.0%
54,668	American Tower Corp. (REIT)	4,205,063
12,531	Corrections Corp. of America (REIT)	489,586
32,451	Equity Residential (REIT)	1,786,752
28,074	Extra Space Storage, Inc. (REIT)	1,102,466
21,071	Health Care REIT, Inc. (REIT)	1,430,932
773	Jones Lang LaSalle, Inc.	76,844
41,632	Rayonier, Inc. (REIT)	2,484,181
16,421	Simon Property Group, Inc. (REIT)	2,603,714
3,484	Taubman Centers, Inc. (REIT)	270,573
62,874	Zillow, Inc. Class A*(a)	3,437,322

		17,887,433

Retailing – 5.0%
7,053	Amazon.com, Inc.*	1,879,554
3,459	AutoZone, Inc.*	1,372,427
57,272	GameStop Corp. Class A(a)	1,601,898
23,164	Group 1 Automotive, Inc.	1,391,461
178,063	Liberty Interactive Corp. Class A*	3,806,987
5,167	Lumber Liquidators Holdings, Inc.*	362,827
30,561	O’Reilly Automotive, Inc.*	3,134,031
3,470	Penske Automotive Group, Inc.	115,759
6,174	Priceline.com, Inc.*	4,247,280
2,503	TripAdvisor, Inc.*	131,458

		18,043,682

Semiconductors & Semiconductor Equipment – 1.1%
33,627	Advanced Energy Industries, Inc.*	615,374
61,700	Broadcom Corp. Class A	2,139,139

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
30,252	Intel Corp.	$ 661,006
2,482	PLX Technology, Inc.*	11,318
33,085	STR Holdings, Inc.*	71,795
38,872	SunPower Corp.*	448,583

		3,947,215

Software & Services – 7.4%
89,703	Activision Blizzard, Inc.	1,306,997
25,773	Aspen Technology, Inc.*	832,210
11,556	CoreLogic, Inc.*	298,838
31,421	eBay, Inc.*	1,703,647
3,803	Euronet Worldwide, Inc.*	100,171
3,687	Google, Inc. Class A*	2,927,589
7,365	IAC/InterActiveCorp	329,068
39,475	International Business Machines Corp.	8,420,017
6,061	Lender Processing Services, Inc.	154,313
2,554	ManTech International Corp. Class A	68,626
8,885	Mastercard, Inc. Class A	4,807,940
36,898	Mentor Graphics Corp.	666,009
81,304	Microsoft Corp.(b)	2,326,107
8,869	Sapient Corp.*	108,113
8,823	ServiceSource International, Inc.*	62,379
7,659	TeleTech Holdings, Inc.*	162,447
14,390	Travelzoo, Inc.*	307,514
15,005	VASCO Data Security International, Inc.*	126,642
32,413	VeriSign, Inc.*	1,532,487
6,244	VistaPrint NV*	241,393
38,363	Vringo, Inc.*	121,611

		26,604,118

Technology Hardware & Equipment – 5.7%
21,473	Apple, Inc.	9,504,594
23,621	Arris Group, Inc.*	405,573
125,196	Ciena Corp.*	2,004,388
155,114	Corning, Inc.	2,067,670
36,990	Daktronics, Inc.	388,395
24,038	EchoStar Corp. Class A*	936,761
35,768	Hewlett-Packard Co.	852,749
2,260	InterDigital, Inc.	108,096
58,084	QUALCOMM, Inc.	3,888,671
23,631	Xyratex Ltd.	233,947

		20,390,844

Telecommunication Services – 1.4%
121,235	AT&T, Inc.(b)	4,448,079
11,270	Verizon Communications, Inc.	553,921

		5,002,000

Transportation – 3.6%
14,103	Allegiant Travel Co.	1,252,064
11,928	Arkansas Best Corp.	139,319
15,629	CSX Corp.	384,942
4,851	Delta Air Lines, Inc.*	80,090
1,068	FedEx Corp.	104,878
67,787	Heartland Express, Inc.	904,279
51,198	Hertz Global Holdings, Inc.*	1,139,668
4,878	Norfolk Southern Corp.	375,996

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
8,840	Republic Airways Holdings, Inc.*	$ 102,014
3,830	Saia, Inc.*	138,531
73,949	SkyWest, Inc.	1,186,881
30,565	Spirit Airlines, Inc.*	775,128
159,879	U.S. Airways Group, Inc.*(a)	2,713,147
9,688	Union Pacific Corp.	1,379,668
16,477	United Parcel Service, Inc. Class B	1,415,374
36,159	Werner Enterprises, Inc.	872,878

		12,964,857

Utilities – 2.2%
9,873	American Water Works Co., Inc.	409,137
6,662	Consolidated Edison, Inc.	406,582
150,471	Dynegy, Inc.*(a)	3,609,799
6,584	Entergy Corp.	416,372
18,272	Pinnacle West Capital Corp.	1,057,766
4,958	TECO Energy, Inc.	88,352
41,865	The Southern Co.	1,964,306

		7,952,314

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$349,248,107

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 7.5%
Goldman Sachs Financial Square Money Market Fund – FST Shares
26,757,154	0.105%	$ 26,757,154

TOTAL INVESTMENTS – 104.9%		$376,005,261

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.9)%		(17,637,150)

NET ASSETS – 100.0%		$358,368,111

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(d)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	8	June 2013	$759,120	$6,367
S&P 500 E-mini Index	102	June 2013	7,969,770	66,122

TOTAL				$72,489

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$340,583,759

Gross unrealized gain	37,213,099
Gross unrealized loss	(1,791,597)

Net unrealized security gain	$35,421,502

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Australia – 9.2%
81,686	Adelaide Brighton Ltd. (Materials)	$ 302,181
351,566	Arrium Ltd. (Materials)	321,548
60,230	Australia & New Zealand Banking Group Ltd. (Banks)	1,796,320
75,402	AWE Ltd. (Energy) *	102,244
5,324	BC Iron Ltd. (Materials)	18,060
28,584	BHP Billiton Ltd. (Materials)	977,148
30,957	BlueScope Steel Ltd. (Materials) *	162,538
5,391	Caltex Australia Ltd. (Energy)	120,382
40,590	Charter Hall Group (REIT)	162,275
71,666	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	1,089,734
508	Cochlear Ltd. (Health Care Equipment & Services)	36,088
1,263	Commonwealth Bank of Australia (Banks)	89,741
243,465	Commonwealth Property Office Fund (REIT)	281,812
518	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	32,018
17,845	CSR Ltd. (Capital Goods)	38,397
78,695	DuluxGroup Ltd. (Materials)	365,692
141,173	GPT Group (REIT)	546,345
51,811	Insurance Australia Group Ltd. (Insurance)	309,087
2,435	McMillan Shakespeare Ltd. (Commercial & Professional Services)	37,334
38,244	National Australia Bank Ltd. (Banks)	1,233,987
88,192	NIB Holdings Ltd. (Insurance)	208,434
16,592	Origin Energy Ltd. (Energy)	230,919
14,538	Ramsay Health Care Ltd. (Health Care Equipment & Services)	489,324
10,324	RCR Tomlinson Ltd. (Capital Goods)	22,895
4,115	Rio Tinto Ltd. (Materials)	246,827
43,926	Skilled Group Ltd. (Commercial & Professional Services)	163,421
33,746	Sonic Healthcare Ltd. (Health Care Equipment & Services)	491,032
42,378	Tatts Group Ltd. (Consumer Services)	140,145
43,518	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	258,700
93,519	Westpac Banking Corp. (Banks)	3,009,594
11,795	Woodside Petroleum Ltd. (Energy)	442,090
10,641	Woolworths Ltd. (Food & Staples Retailing)	375,667

		14,101,979

Austria – 0.1%
7,161	Erste Group Bank AG (Banks) *	200,393

Belgium – 1.0%
7,371	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	732,806

Shares	Description	Value
Common Stocks – (continued)
Belgium – (continued)
7,091	Delhaize Group SA (Food & Staples Retailing)	$ 387,094
11,601	KBC Groep NV (Banks)	402,255

		1,522,155

Bermuda – 0.3%
29,270	Catlin Group Ltd. (Insurance)	232,300
26,389	Hiscox Ltd. (Insurance)	221,105

		453,405

Denmark – 0.8%
442	Carlsberg A/S Class B (Food, Beverage & Tobacco)	43,092
11,475	Chr. Hansen Holding A/S (Materials)	426,182
9,877	GN Store Nord A/S (Health Care Equipment & Services) (a)	175,885
3,204	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	516,427

		1,161,586

Finland – 0.7%
5,864	Cramo Oyj (Capital Goods)	72,878
18,535	Metso Oyj (Capital Goods) *	791,961
15,663	Ramirent Oyj (Capital Goods)	148,537

		1,013,376

France – 10.1%
31,037	BNP Paribas SA (Banks)	1,595,847
4,590	Compagnie de Saint-Gobain (Capital Goods)	170,443
14,158	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	1,186,167
10,557	Danone SA (Food, Beverage & Tobacco)	735,071
3,711	Fonciere Des Regions (REIT)	290,827
3,407	Hermes International (Consumer Durables & Apparel) (a)	1,183,440
60,073	Legrand SA (Capital Goods)	2,620,840
13,214	Maurel & Prom Nigeria SA (Energy) *	54,420
20,614	Natixis (Banks)	78,423
32,055	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	3,269,140
5,699	Schneider Electric SA (Capital Goods)	416,756
29,981	Total SA (Energy)	1,435,907
1,768	Valeo SA (Automobiles & Components)	95,797
51,432	Vinci SA (Capital Goods)	2,321,525

		15,454,603

Germany – 6.0%
6,330	Allianz SE (Registered) (Insurance)	862,920
10,151	Axel Springer AG (Media) (a)	441,017
28,622	BASF SE (Materials)	2,513,084
15,296	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,580,780

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
8,158	Continental AG (Automobiles & Components)	$ 977,819
2,599	Daimler AG (Registered) (Automobiles & Components)	141,742
6,946	Deutsche Bank AG (Registered) (Diversified Financials)	271,563
18,550	Deutsche Boerse AG (Diversified Financials)	1,125,297
14,755	Deutsche Telekom AG (Registered) (Telecommunication Services)	156,201
706	Henkel AG & Co. KGaA (Household & Personal Products)	55,803
13,635	SAP AG (Software & Services)	1,096,625

		9,222,851

Hong Kong – 3.1%
198,200	AIA Group Ltd. (Insurance)	871,431
86,500	BOC Hong Kong Holdings Ltd. (Banks)	289,310
182,000	Champion REIT (REIT)	94,603
4,000	Cheung Kong Holdings Ltd. (Real Estate)	59,257
72,000	CLP Holdings Ltd. (Utilities)	631,179
2,000	Dah Sing Financial Holdings Ltd. (Banks)	10,500
8,182	Esprit Holdings Ltd. (Retailing)	9,884
38,000	First Pacific Co. Ltd. (Diversified Financials)	51,511
3,000	Guoco Group Ltd. (Diversified Financials)	36,690
19,600	Hang Seng Bank Ltd. (Banks)	314,921
26,000	Hutchison Port Holdings Trust Class U (Transportation)	22,184
31,000	Hutchison Whampoa Ltd. (Capital Goods)	324,110
1,200	Jardine Matheson Holdings Ltd. (Capital Goods)	78,247
28,000	Le Saunda Holdings Ltd. (Consumer Durables & Apparel)	8,836
116,800	MGM China Holdings Ltd. (Consumer Services)	250,449
4,000	MTR Corp. Ltd. (Transportation)	15,919
26,798	Noble Group Ltd. (Capital Goods)	26,403
25,000	Road King Infrastructure Ltd. (Transportation)	23,650
118,000	SJM Holdings Ltd. (Consumer Services)	295,390
35,500	Swire Pacific Ltd. Class A (Real Estate)	453,502
10,000	TAI Cheung Holdings (Real Estate)	7,992
24,000	The Wharf Holdings Ltd. (Real Estate)	214,636
96,000	Wheelock & Co. Ltd. (Real Estate)	512,580
76,400	Wynn Macau Ltd. (Consumer Services) *	203,561

		4,806,745

Shares	Description	Value
Common Stocks – (continued)
Israel – 0.5%
10,970	Bank Hapoalim B.M. (Banks) *	$ 49,837
8,970	Bank Leumi Le-Israel BM (Banks) *	31,722
9,311	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	12,923
43	Delek Group Ltd. (Energy)	12,115
4,451	Israel Chemicals Ltd. (Materials)	57,677
8,193	Mizrahi Tefahot Bank Ltd. (Banks) *	87,530
839	NICE Systems Ltd. ADR (Software & Services) *	30,900
11,617	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	460,963
91	The Israel Corp. Ltd. (Materials)	69,197

		812,864

Italy – 2.2%
6,149	ASTM SpA (Transportation)	71,945
9,350	De’Longhi SpA (Consumer Durables & Apparel)	147,403
193,769	Enel SpA (Utilities)	635,355
1,626	Exor SpA (Diversified Financials)	45,576
137,672	Impregilo SpA (Capital Goods) (a)	707,152
501,746	Intesa Sanpaolo SpA (Banks)	730,646
18,973	Lottomatica Group SpA (Consumer Services)	446,754
4,828	Societa Iniziative Autostradali e Servizi SpA (Transportation)	45,298
135,322	UniCredit SpA (Banks) *	580,862

		3,410,991

Japan – 20.7%
198	Accordia Golf Co. Ltd. (Consumer Services)	192,458
16,700	AEON Financial Service Co. Ltd. (Diversified Financials)	473,722
4,400	Agrex, Inc. (Software & Services)	41,554
2,800	Aisin Seiki Co. Ltd. (Automobiles & Components)	103,212
9,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	132,334
3,400	Alfresa Holdings Corp. (Health Care Equipment & Services)	185,131
21,000	Amada Co. Ltd. (Capital Goods)	139,679
253,000	Aozora Bank Ltd. (Banks)	715,537
21,000	Asahi Glass Co. Ltd. (Capital Goods)	146,273
3,500	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	83,694
7,100	Asahi Holdings, Inc. (Materials)	152,934
6,300	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	339,991
8,000	Bando Chemical Industries Ltd. (Capital Goods)	25,521

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,800	Central Japan Railway Co. (Transportation)	$ 401,520
13,000	Chino Corp. (Technology Hardware & Equipment)	30,746
2,400	Chubu Electric Power Co., Inc. (Utilities)	29,230
21,900	Credit Saison Co. Ltd. (Diversified Financials)	547,909
62,000	Daihatsu Motor Co. Ltd. (Automobiles & Components)	1,290,163
33,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	642,782
41,000	Daiwa Securities Group, Inc. (Diversified Financials)	290,635
9,000	Denki Kagaku Kogyo KK (Materials)	32,537
9,900	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	443,549
4,000	Electric Power Development Co. Ltd. (Utilities)	101,800
24,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	380,687
617	Fuji Media Holdings, Inc. (Media)	1,072,717
11,900	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	236,051
315,000	Fujitsu Ltd. (Technology Hardware & Equipment)	1,315,928
3,100	Happinet Corp. (Retailing)	25,861
14,400	Heiwa Real Estate Co. Ltd. (Real Estate)	286,592
1,400	HIS Co. Ltd. (Consumer Services)	60,647
10,000	Hisaka Works Ltd. (Capital Goods)	95,182
1,500	Hitachi Capital Corp. (Diversified Financials)	32,930
68,000	Hitachi Ltd. (Technology Hardware & Equipment)	396,985
27,000	Hokkaido Gas Co. Ltd. (Utilities)	72,381
8,500	Hokuriku Electric Power Co. (Utilities)	105,022
16,100	Honda Motor Co. Ltd. (Automobiles & Components)	620,019
2,000	Idemitsu Kosan Co. Ltd. (Energy)	174,481
11,000	IHI Corp. (Capital Goods)	33,492
2,700	Information Services International-Dentsu Ltd. (Software & Services)	28,218
61	Inpex Corp. (Energy)	328,533
227,000	Isuzu Motors Ltd. (Automobiles & Components)	1,375,732
16,800	Japan Airlines Co. Ltd. (Transportation)	783,670
9,200	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	115,313
5,700	JTEKT Corp. (Capital Goods)	53,987

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
165,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	$ 353,323
6,000	KDDI Corp. (Telecommunication Services)	250,871
59,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	948,626
3,000	Kirindo Co. Ltd. (Food & Staples Retailing)	22,201
20,000	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	146,665
3,500	Kosaido Co. Ltd. (Commercial & Professional Services) *	14,717
1,500	KRS Corp. (Transportation)	15,308
17,800	Kyokuto Securities Co. Ltd. (Diversified Financials)	294,315
10,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	113,374
1,000	Maruichi Steel Tube Ltd. (Materials)	23,334
4,700	Meiwa Estate Co. Ltd. (Consumer Durables & Apparel)	29,719
12,000	Mito Securities Co. Ltd. (Diversified Financials)	71,135
99,500	Mitsubishi Chemical Holdings Corp. (Materials)	474,266
36,100	Mitsubishi Corp. (Capital Goods)	679,902
16,000	Mitsubishi Materials Corp. (Materials)	45,291
279,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,686,893
2,500	Mitsui & Co. Ltd. (Capital Goods)	35,245
33,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	60,068
205,100	Mizuho Financial Group, Inc. (Banks)	440,104
14,400	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	254,728
5,600	Nihon Eslead Corp. (Consumer Durables & Apparel)	66,653
2,600	Nippon Fine Chemical Co. Ltd. (Materials)	17,725
123,800	Nippon Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	240,075
7,700	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	336,179
4,000	Nippon Thompson Co. Ltd. (Capital Goods)	20,417
2,500	Noevir Holdings Co. Ltd. (Household & Personal Products)	42,652
64,600	Nomura Holdings, Inc. (Diversified Financials)	401,666
7,400	Nomura Real Estate Holdings, Inc. (Real Estate)	166,082
49	Nomura Real Estate Office Fund, Inc. (REIT)	361,150

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
153	NTT DoCoMo, Inc. (Telecommunication Services)	$ 227,445
35	NTT Urban Development Corp. (Real Estate)	42,192
32,000	Oenon Holdings, Inc. (Food, Beverage & Tobacco)	83,858
25,000	OKK Corp. (Capital Goods)	40,850
43,200	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,499,448
6,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	65,505
6,200	Riken Keiki Co. Ltd. (Technology Hardware & Equipment)	43,653
71,900	Round One Corp. (Consumer Services)	531,806
4,000	Ryoden Trading Co. Ltd. (Technology Hardware & Equipment)	26,136
25,000	Sasebo Heavy Industries Co. Ltd. (Capital Goods) *	31,249
3,600	Satori Electric Co. Ltd. (Technology Hardware & Equipment)	19,576
19,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	209,917
6,800	Shiseido Co. Ltd. (Household & Personal Products)	95,332
7,900	Showa Corp. (Automobiles & Components)	84,905
11,800	Softbank Corp. (Telecommunication Services)	543,647
2,500	Step Co. Ltd. (Consumer Services)	20,051
100,900	Sumitomo Corp. (Capital Goods)	1,276,199
68,500	Sumitomo Electric Industries Ltd. (Capital Goods)	842,829
16,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	685,115
202,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	961,889
21,900	T&D Holdings, Inc. (Insurance)	262,296
3,200	Taikisha Ltd. (Capital Goods)	71,901
10,000	Tanseisha Co. Ltd. (Commercial & Professional Services)	39,149
10,000	The Chugoku Electric Power Co., Inc. (Utilities)	130,674
28,000	The Nishi-Nippon City Bank Ltd. (Banks)	86,719
16,700	Tohoku Electric Power Co., Inc. (Utilities) *	133,201
18,000	Tokyo Tatemono Co. Ltd. (Real Estate)	128,677
4,000	Tokyu Land Corp. (Real Estate)	37,745
3,000	Topre Corp. (Automobiles & Components)	30,972
11,000	Toshiba Machine Co. Ltd. (Capital Goods)	54,333

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
4,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	$ 23,741
2,100	Toukei Computer Co. Ltd. (Software & Services)	29,826
26,800	Toyota Motor Corp. (Automobiles & Components)	1,381,963
9,800	Tv Tokyo Holdings Corp. (Media)	114,873
3,600	Vital KSK Holdings, Inc. (Health Care Equipment & Services)	34,831
4,100	Watabe Wedding Corp. (Consumer Services)	32,917
2,500	West Japan Railway Co. (Transportation)	120,276
12,000	Wood One Co. Ltd. (Materials)	41,095

		31,836,814

Luxembourg – 1.8%
86,197	SES FDR (Media)	2,703,448

Netherlands – 4.3%
2,789	Heineken NV (Food, Beverage & Tobacco)	210,364
127,308	ING Groep NV CVA (Diversified Financials) *	916,036
97,863	Koninklijke Ahold NV (Food & Staples Retailing)	1,500,268
54,747	Royal Dutch Shell PLC Class A (Energy)	1,773,190
39,525	Royal Dutch Shell PLC Class B (Energy)	1,314,407
22,769	Unilever NV CVA (Food, Beverage & Tobacco)	932,927

		6,647,192

Norway – 2.8%
13,288	DNB ASA (Banks)	195,562
47,005	Gjensidige Forsikring ASA (Insurance)	777,817
15,073	Petroleum Geo-Services ASA (Energy)	233,805
76,428	Statoil ASA (Energy)	1,865,831
38,026	Telenor ASA (Telecommunication Services)	837,260
7,051	Yara International ASA (Materials)	321,870

		4,232,145

Singapore – 1.7%
105,000	Ausgroup Ltd. (Capital Goods)	45,915
67,000	CapitaCommercial Trust (REIT)	85,811
122,000	Cityspring Infrastructure Trust (Utilities)	45,789
18,000	ComfortDelGro Corp. Ltd. (Transportation)	27,775
57,596	DBS Group Holdings Ltd. (Banks)	745,455
88,000	Fortune Real Estate Investment Trust (REIT)	78,398
1,000	Fraser and Neave Ltd. (Capital Goods)	7,611

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
10,000	Genting Singapore PLC (Consumer Services)	$ 12,099
13,000	GuocoLeisure Ltd. (Consumer Services)	9,249
10,000	Guthrie GTS Ltd. (Capital Goods)	6,190
6,000	Ho Bee Investment Ltd. (Real Estate)	9,356
3,000	Jardine Cycle & Carriage Ltd. (Retailing)	124,056
14,000	Keppel Corp. Ltd. (Capital Goods)	126,821
19,000	Keppel REIT (REIT)	20,865
13,000	Olam International Ltd. (Food & Staples Retailing)	18,098
5,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	43,073
2,000	Overseas Union Enterprise Ltd. (Consumer Services)	4,962
16,000	Singapore Airlines Ltd. (Transportation)	140,547
134,000	Singapore Telecommunications Ltd. (Telecommunication Services)	388,518
18,000	Stamford Land Corp. Ltd. (Consumer Services)	8,285
24,000	Suntec Real Estate Investment Trust (REIT)	34,872
14,000	Tat Hong Holdings Ltd. (Capital Goods)	17,248
10,000	United Overseas Bank Ltd. (Banks)	164,860
74,000	UOL Group Ltd. (Real Estate)	417,874
21,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	58,712

		2,642,439

Spain – 3.0%
2,482	ACS Actividades de Construccion y Servicios SA (Capital Goods)	58,153
89,214	Amadeus IT Holding SA Class A (Software & Services)	2,418,417
172,690	Banco Santander SA (Banks)	1,169,911
5,591	Endesa SA (Utilities)	118,215
23,745	Mediaset Espana Comunicacion SA (Media)	171,342
15,840	Repsol SA (Energy)	321,806
8,184	Telefonica SA (Telecommunication Services)	110,882
15,670	Vueling Airlines SA (Transportation) *	185,238

		4,553,964

Sweden – 2.7%
4,173	B&B Tools AB Class B (Capital Goods)	54,353
17,258	Hennes & Mauritz AB Class B (Retailing)	618,080
2,733	Investor AB Class A (Diversified Financials)	77,518

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
5,725	Kinnevik Investment AB Class B (Diversified Financials)	$ 138,979
216,928	Nordea Bank AB (Banks)	2,460,986
3,303	Oresund Investment AB (Diversified Financials) *	53,078
104,580	SAS AB (Transportation) *	217,755
2,974	Scania AB Class B (Capital Goods)	62,395
330	SkiStar AB (Consumer Services)	3,925
18,969	Swedbank AB Class A (Banks) (a)	432,197

		4,119,266

Switzerland – 6.7%
10,346	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences) *	562,571
565	Forbo Holding AG (Registered) (Consumer Durables & Apparel) *	369,537
5,140	Geberit AG (Registered) (Capital Goods) *	1,267,391
24	Lindt & Spruengli AG (Registered) (Food, Beverage & Tobacco) *	1,083,072
16,615	Nestle SA (Registered) (Food, Beverage & Tobacco)	1,202,504
14,028	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	999,803
113,555	OC Oerlikon Corp. AG (Registered) (Capital Goods) *	1,349,289
545	Partners Group Holding AG (Diversified Financials)	134,593
7,944	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,853,979
18,380	Swiss Re AG (Insurance) *	1,496,905

		10,319,644

United Kingdom – 19.4%
16,828	Aberdeen Asset Management PLC (Diversified Financials)	109,971
6,047	Admiral Group PLC (Insurance)	122,695
52,025	AMEC PLC (Energy)	836,050
18,380	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	921,954
8,648	Aviva PLC (Insurance)	39,201
318,362	Barclays PLC (Banks)	1,416,477
37,389	BHP Billiton PLC (Materials)	1,088,832
9,846	Bodycote PLC (Capital Goods)	80,497
7,361	BP PLC ADR (Energy)	311,738
51,015	British American Tobacco PLC (Food, Beverage & Tobacco)	2,735,554
14,564	Cobham PLC (Capital Goods)	53,937
19,939	Diageo PLC (Food, Beverage & Tobacco)	628,289
83,896	easyJet PLC (Transportation)	1,380,392

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
10,066	GKN PLC (Automobiles & Components)	$ 40,564
61,579	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences) (b)	2,888,671
37,773	Hammerson PLC (REIT)	283,135
29,335	Hansteen Holdings PLC (REIT)	38,484
214,985	HSBC Holdings PLC (Banks)	2,293,800
5,923	IG Group Holdings PLC (Diversified Financials)	48,171
30,387	IMI PLC (Capital Goods)	599,858
65,859	Intermediate Capital Group PLC (Diversified Financials)	424,888
269,189	Ladbrokes PLC (Consumer Services)	924,404
7,482	Lancashire Holdings Ltd. (Insurance)	92,449
3,221	Land Securities Group PLC (REIT)	40,660
93,620	Lavendon Group PLC (Capital Goods)	255,258
70,768	Mondi PLC (Materials)	963,733
35,719	National Grid PLC (Utilities)	415,046
9,667	Next PLC (Retailing)	642,240
14,438	Petrofac Ltd. (Energy)	315,176
90,633	Rexam PLC (Materials)	727,780
9,999	Rio Tinto PLC (Materials)	470,958
91,560	Standard Chartered PLC (Banks)	2,377,457
44,537	Tate & Lyle PLC (Food, Beverage & Tobacco)	575,470
25,355	Tetragon Financial Group Ltd. (Diversified Financials)	277,130
83,520	TUI Travel PLC (Consumer Services)	414,339
11,831	Tullow Oil PLC (Energy)	221,474
51,200	Unilever PLC (Food, Beverage & Tobacco)	2,165,614
75,809	Vodafone Group PLC ADR (Telecommunication Services)	2,153,734
71,945	William Hill PLC (Consumer Services)	404,872

		29,780,952

TOTAL COMMON STOCKS		$148,996,812

Investment Companies – 0.2%
Australia – 0.0%
8,391	Challenger Infrastructure Fund Class A	$ 655

Switzerland – 0.2%
5,185	HBM Healthcare Investments AG Class A*	280,470

United Kingdom – 0.0%
22,366	F&C Commercial Property Trust Ltd.	35,207

TOTAL INVESTMENT COMPANIES		$ 316,332

Shares	Description	Value
Preferred Stocks – 0.9%
Germany – 0.9%
13,177	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	$ 1,269,486
4,580	ProSiebenSat.1 Media AG Preference Shares (Media)	163,939

TOTAL PREFERRED STOCKS		$ 1,433,425

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$150,746,569

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 2.6%
Goldman Sachs Financial Square Money Market Fund – FST Shares
4,003,236	0.105%	$ 4,003,236

TOTAL INVESTMENTS – 100.8%		$154,749,805

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(1,254,580)

NET ASSETS – 100.0%		$153,495,225

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	55	June 2013	$1,800,615	$3,926
FTSE 100 Index	9	June 2013	868,502	3,929
SPI 200 Index	2	June 2013	258,570	(977)
TSE TOPIX Index	7	June 2013	773,729	32,165

TOTAL				$39,043

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$139,680,770

Gross unrealized gain	17,260,664
Gross unrealized loss	(2,191,629)

Net unrealized security gain	$15,069,035

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2013:

U.S. EQUITY DIVIDEND AND PREMIUM
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$1,198,098,181	$—		$—

Derivative Type
Assets(a)
Futures Contracts	$30,830	$—		$—
Liabilities
Written Options	$(10,150,650)	$—		$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$—	$2,858,145		$—
Other	19,021,678	373,397,420	(b)	—
Total	$19,021,678	$376,255,565		$—

Derivative Type
Assets(a)
Futures Contracts	$18,380	$—		$—
Liabilities
Futures Contracts(a)	$(41,757)	$—		$—
Written Options	(1,987,929)	—		—
Total	$(2,029,686)	$—		$—

STRUCTURED TAX-MANAGED EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$349,248,107	$—		$—
Securities Lending Reinvestment Vehicle	26,757,154	—		—
Total	$376,005,261	$—		$—

Derivative Type
Assets(a)
Futures Contracts	$72,489	$—		$—

STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$—	$453,405		$—
Other	5,846,006	144,447,158	(b)	—
Securities Lending Reinvestment Vehicle	4,003,236	—		—
Total	$9,849,242	$144,900,563		$—

Derivative Type
Assets(a)
Futures Contracts	$40,020	$—		$—
Liabilities(a)
Futures Contracts	$(977)	$—		$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 30, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date May 30, 2013

*	Print the name and title of each signing officer under his or her signature.